CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 940,298	$ 136,761	¥ 279,952
Restricted cash	29,550	4,298	0
Short-term investments	168,993	24,579	0
Accounts receivable from third parties (net of allowance of nil and nil as of December 31, 2017 and 2018, respectively)	111,718	16,249	4,348
Accounts receivable from a related party (net of allowance of nil and nil as of December 31, 2017 and 2018, respectively)	260,984	37,959	249,548
Other receivables from related parties (net of allowance of nil and nil as of December 31, 2017 and 2018, respectively)	112,320	16,336	57,608
Inventories	231,975	33,739	50,692
Prepaid expenses and other current assets	46,890	6,819	23,283
Total current assets	1,902,728	276,740	665,431
Non-current assets
Prepaid expenses and other non-current assets	3,636	529	0
Property, plant and equipment, net	11,301	1,644	3,086
Deferred tax assets	5,234	761	3,048
Intangible assets, net	169	25	0
Total non-current assets	20,340	2,959	6,134
Total assets	1,923,068	279,699	671,565
Current liabilities
Accounts and notes payable (including accounts and notes payable of the consolidated VIEs without recourse to the Group of RMB291,643 and RMB548,481 as of December 31, 2017 and 2018, respectively)	548,481	79,773	291,643
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB27,015 and RMB86,312 as of December 31, 2017 and 2018, respectively)	86,312	12,554	27,015
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of RMB35,953 and RMB5,763 as of December 31, 2017 and 2018, respectively)	5,763	838	35,953
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB60,953 and RMB179,712 as of December 31, 2017 and 2018, respectively)	200,930	29,225	61,424
Share-based compensation liabilities (including share-based compensation liabilities of the consolidated VIEs without recourse to the Group of nil and nil as of December 31, 2017 and 2018, respectively)			4,738
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB11,612 and RMB10,199 as of December 31, 2017 and 2018, respectively)	10,199	1,483	11,612
Total current liabilities	851,685	123,873	432,385
Non-current liabilities
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB460 and RMB518 as of December 31, 2017 and 2018, respectively)	518	75	460
Total non-current liabilities	518	75	460
Total liabilities	852,203	123,948	432,845
Mezzanine equity
Total mezzanine equity			407,928
Shareholders’ (deficit) equity
Additional paid-in capital	1,193,174	173,540	9,679
Accumulated deficit	(95,527)	(13,894)	(160,885)
Accumulated other comprehensive loss	(29,786)	(4,332)	(18,004)
Total Viomi Technology Co., Ltd (the "Company")'s shareholders’ (deficit) equity	1,067,873	155,316	(169,208)
Non-controlling interests	2,992	435
Total shareholders’ (deficit) equity	1,070,865	155,751	(169,208)
Total liabilities, mezzanine equity and shareholders’ (deficit) equity	1,923,068	279,699	671,565
Class B redeemable convertible ordinary shares
Mezzanine equity
Total mezzanine equity			256,883
Series A redeemable convertible preferred shares
Mezzanine equity
Total mezzanine equity			151,045
Class A Ordinary Shares
Shareholders’ (deficit) equity
Ordinary shares, value			2
Class A Ordinary Shares | Post-IPO
Shareholders’ (deficit) equity
Ordinary shares, value	5	1	0
Class B Ordinary Shares | Post-IPO
Shareholders’ (deficit) equity
Ordinary shares, value	¥ 7	$ 1	¥ 0